Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Expense [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Income:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Williams Partners
Contingency gain settlement	$(154)	$—	$—
Impairment of certain materials and equipment (See Note 17)	52	—	—
Net gain related to partial acreage dedication release	(12)	—	—
Amortization of regulatory assets associated with asset retirement obligations	33	30	7
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	(3)	12	—
Insurance recoveries associated with the Eminence abandonment	—	(16)	—
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)
Loss associated with a producer claim	—	25	—
Loss related to sale of certain assets	10	—	—
Williams NGL & Petchem Services
Write-off of an abandoned project	—	20	—